Fair Value Measurements - Schedule of Fair Value of PIPE Subscription Agreements Derivative Liability (Details) - USD ($)	1 Months Ended	2 Months Ended	3 Months Ended		12 Months Ended
	Dec. 31, 2024	Dec. 31, 2025	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025
Schedule of Fair Value of PIPE Subscription Agreements Derivative Liability [Line Items]
Beginning Balance of fair value			$ 15,274,088	$ 0	$ 0
Change in fair value	$ 0		1,264,969	$ 0	(307,964)
Ending Balance of fair value	$ 0	$ 15,274,088	16,539,057		15,274,088
PIPE Subscription Agreement [Member]
Schedule of Fair Value of PIPE Subscription Agreements Derivative Liability [Line Items]
Beginning Balance of fair value		15,582,052	15,274,088
Change in fair value		(307,964)	1,264,969
Ending Balance of fair value		$ 15,274,088	$ 16,539,057		$ 15,274,088